Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax assets	$ 3,324	$ 3,098	$ 3,600
Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	526
France
Deferred tax assets and liabilities
Deferred tax assets	798
Australia
Deferred tax assets and liabilities
Deferred tax assets	571
United States
Deferred tax assets and liabilities
Deferred tax assets	777
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	2	2	4
Year 2
Deferred tax assets and liabilities
Deferred tax assets	5	2	2
Year 3
Deferred tax assets and liabilities
Deferred tax assets	4	8	4
Year 4
Deferred tax assets and liabilities
Deferred tax assets	5	3	8
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	216	1,201	1,220
Year 5 and after | Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	2
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	150
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	3,092	$ 1,882	$ 2,362
Unlimited | Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	524
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	798
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	571
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	$ 627